Convertible Notes Payable (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes Payable (Textual)
Warrants purchase to shares		1,650,000		1,650,000
Convertible notes payable, description		The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company's common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company's common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.		The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Common stock warrants exercise price		$ 0.20		$ 0.20
Additional expenses and deposit fees		$ 1,250		$ 1,250
Warrants of beneficial conversion feature		253,000		253,000
Amortization of debt discount		$ 82,500	$ 0	$ 61,875	$ 0
Notes due and payable		Oct. 31, 2020
Purchase Agreement [Member]
Convertible Notes Payable (Textual)
Issued and sale of convertible promissory aggregate principal amount	$ 330,000
Warrants purchase to shares	1,650,000
Net proceeds	$ 295,000
Net of origination issue discount	30,000
Net of origination fees	$ 5,000
Common stock warrants exercise price		$ 0.20